STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net appreciation in fair value of investments	$ 18,440,914
Interest and dividends	5,352,368
Contributions:
Participants	1,275,521
Employer	635,411
Total contributions	1,910,932
Total additions	25,704,214
Deductions from net assets attributed to:
Benefit distributions	(17,497,457)
Total deductions	(17,497,457)
Net increase	8,206,757
Net assets available for benefits:
Beginning of year	150,754,072
End of year	$ 158,960,829